Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 3,824,410	R$ 2,548,857
Liabilities	(81,051)	(25,714)
Notional	13,522,270	14,011,834
Fair value	3,774,143	2,521,424
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instruments	3,743,359	2,523,143
Assets	3,824,410	2,548,857
Liabilities	(81,051)	(25,714)
Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	1,542,535	907,832
Fair value	(30,784)	1,719
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional	2,633,796	2,114,926
Fair value	692,642	394,497
Exchange and interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional	10,888,474	11,896,908
Fair value	R$ 3,081,501	R$ 2,126,927